Employee benefit expenses and other operating income and expenses	12 Months Ended
Dec. 31, 2020
Employee benefit expenses other operating income and expenses [Abstract]
Employee benefit expenses and other operating income and expenses
Note 20.- Employee benefit expenses and other operating income and expenses

Employee benefit expenses

The table below shows employee benefit expenses and number of employees for the years ended December 31, 2020, 2019 and 2018:

	For the year ended December 31,
	2020	2019	2018
Employee benefit expenses	54,464	32,246	15,130
Average monthly number of employees	441	306	207

The increase in employee benefit expenses in 2020 and 2019 is primarily due to the internalization of operation and maintenance services in the U.S. solar assets of the Company, following the acquisition of ASI Operations in July 2019.

Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the years ended December 31, 2020, 2019 and 2018:
	For the year ended December 31,
Other operating income	2020	2019	2018
Grants	59,010	59,142	59,421
Income from various services and insurance proceeds	40,515	34,632	34,181
Income from the purchase of the long-term operation and maintenance payable to Abengoa	-	-	38,955
Total	99,525	93,774	132,557

	For the year ended December 31,
Other operating expenses	2020	2019	2018
Raw materials and consumables used	(7,792)	(9,719)	(10,648)
Leases and fees	(2,531)	(1,850)	(1,716)
Operation and maintenance	(110,873)	(116,018)	(145,857)
Independent professional services	(40,193)	(41,579)	(43,229)
Supplies	(27,926)	(25,823)	(25,947)
Insurance	(37,638)	(23,971)	(24,227)
Levies and duties	(39,820)	(34,844)	(37,439)
Other expenses	(9,891)	(7,971)	(21,579)
Total	(276,666)	(261,776)	(310,642)

Grants income mainly relate to ITC cash grants and implicit grants recorded for accounting purposes in relation to the FFB loans with interest rates below market rates in Solana and Mojave projects (Note 16).

Other operating income in 2018 includes a $39.0 million one-time gain in relation to the purchase from Abengoa of the long-term operation and maintenance payable accrued for the period up to December 31, 2017.